Accrued expenses and other payables	12 Months Ended
Mar. 31, 2026
Disclosure Text Block Supplement [Abstract]
Accrued expenses and other payables

Note 12. Accrued expenses and other payables

Accrued expenses consisted of the following:

	As of March 31, 2026	As of March 31, 2025
Payroll payable	$68,101	$57,574
Taxes payable	173,051	-
Other payable	37,748	85,565
Total	$278,900	$143,139

Other payable mainly consist of freight and transportation insurance costs, inspection fees, and agency service charges.